Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Parties

Note 18. Related Parties

Related Party Convertible Notes

In October 2019 and September 2021, the Company entered into two convertible promissory note agreements (the “Related Party Convertible Notes Payable”) with a lender. As of September 30, 2025 and December 31, 2024, the lender was considered a principal owner of the Company because it held greater than 10% of voting common stock of the Company. The related party convertible notes payable were $7,530.0 thousand and $6,524.0 thousand, as of September 30, 2025 and December 31, 2024, respectively, recorded in “Related party convertible notes payable, at fair value” in the unaudited condensed consolidated interim balance sheet. Refer to “Note 9 – Long-Term Debt” “Convertible Notes at Fair Value” section.

2021 Investment Agreement

In January 2021, Fusemachines Nepal Private Limited entered into an investment agreement with a related party, Gyanu Maskey (“Mrs. Maskey”), an immediate family member of Sameer Maskey (“Mr. Maskey”) the Company’s CEO (the “January 2021 Related Party Investment Agreement”) and Mrs. Maskey agreed to subscribe to 433,728 shares of Fusemachines Nepal Private Limited ordinary shares (the “January 2021 Subscription Shares”) over a term of three years (the “Completion Date”) and provided an advance amount of $376.4 thousand to Fusemachines Nepal Private Limited during 2021. According to the terms of the January 2021 Related Party Investment Agreement, the Company could opt to refund Mrs. Maskey prior to the Completion Date without having to issue the January 2021 Subscription Shares. In 2021, the Company opted to refund Mrs. Maskey, not issue the January 2021 Subscription Shares, and agreed to provide a refund in monthly payments. The January 2021 Related Party Investment Agreement was completed in February 2023.

BO2 Purchase Agreement

In July 2021, Fusemachines Nepal Private Limited entered into the BO2 Purchase Agreement with a related party, BO2, and Mr. Maskey. According to the terms of the BO2 Purchase Agreement, BO2 agreed to invest up to $964.2 thousand in Fusemachines Nepal Private Limited to support the development and growth of the business. (Refer to “Note 7 – Cumulative Mandatorily Redeemable Financial Instruments”). In addition, the BO2 Purchase Agreement also included terms and conditions of regulating the management and operation of Fusemachines Nepal Private Limited, their relationship with each other, certain aspects of the business and affairs of, and their dealings with, Fusemachines Nepal Private Limited and BO2’s exit from Fusemachines Nepal Private Limited. The BO2 Agreement required Fusemachines Nepal Private Limited to pay BO2 a one-time arrangement fee of 1.5% exclusive of value added tax (“VAT”) of the BO2’s total investment, and an annual monitoring fee. Fusemachines Nepal Private Limited incurred an initial arrangement fee of $ 13.7 thousand which was recorded as a reduction to cumulative mandatorily redeemable common and preferred stock liability in the unaudited condensed consolidated interim balance sheet for the periods ended September 30, 2025, and December 31, 2024. Additionally, Fusemachines Nepal Private Limited incurred Nil as an annual monitoring fee for the nine months ended September 30, 2025 and 2024.

Repurchase and Repayment of 2023 Promissory Notes

In January 2024, the Company repurchased 667,000 shares of its common stock from Mr. Maskey, at a price of $4.352 per share for a total of $2,902.7 thousand. Out of this amount, $902.7 thousand was applied towards repayment of Mr. Maskey’s 2023 Promissory Note including accrued interest and balance of the Repurchase Consideration amounting to $2,000.0 thousand that was paid in cash to Mr. Maskey (see “Note 13 – Stock-Based Compensation”).

January 2024 Related Party Pledge Agreement

In January 2024, Mr. Maskey entered into a pledge agreement (the “January 2024 Related Party Pledge Agreement”) with Consilium Extended Opportunities Fund, LP (“Consilium”). As per the terms of the January 2024 Related Party Pledge Agreement, Mr. Maskey agreed to assign a security interest to Consilium of 3,600,000 shares of common stock held by Mr. Maskey to fully secure the Company’s obligations under the January 2024 Convertible Notes (also see “Note 9 – Long-Term Debt”).

2024 Related Party Promissory Notes

During 2024, the Company entered into seven separate promissory notes with Sameer Maskey, the CEO of the Company for aggregate principal amount of $700.0 thousand (refer to “Note 9 – Long-Term Debt”).

Note 21. Related Parties

2015 Convertible Promissory Note

In October 2015, the Company issued a convertible promissory note to Sanjay Shrestha, a member of the Company’s board of directors, with a principal amount of $25.0 thousand, that was convertible to 38,037 shares of Series Seed-2 Convertible Preferred Stock at a conversion rate of $0.6704 per share (the “Related Party Convertible Note”). In February 2023, the Company’s board of directors formally approved the conversion of the Related Party Convertible Note and issued the shares to Sanjay Shrestha.

Related Party Convertible Notes

In October 2019 and September 2021, the Company entered into two convertible promissory note agreements (the “Related Party Convertible Notes Payable”) with a lender. As of December 31, 2024 and December 31, 2023, the lender was considered a principal owner of the Company because it held greater than 10% of voting common stock of the Company. The related party convertible notes payable were $6,524.0 thousand and $3,764.0 thousand, as of December 31, 2024 and December 31, 2023, respectively, recorded in “Related party convertible notes payable, at fair value” in the consolidated balance sheet. Refer to “Note 12 – Long-Term Debt” “Convertible Notes at Fair Value” section.

2021 Investment Agreement

In January 2021, Fusemachines Nepal Private Limited entered into an investment agreement with a related party, Gyanu Maskey (“Mrs. Maskey”), an immediate family member of Sameer Maskey (“Mr. Maskey”) the Company’s CEO (the “January 2021 Related Party Investment Agreement”) and Mrs. Maskey agreed to subscribe to 433,728 shares of Fusemachines Nepal Private Limited ordinary shares (the “January 2021 Subscription Shares”) over a term of three years (the “Completion Date”) and provided an advance amount of $376.4 thousand to Fusemachines Nepal Private Limited during 2021. According to the terms of the January 2021 Related Party Investment Agreement, the Company could opt to refund Mrs. Maskey prior to the Completion Date without having to issue the January 2021 Subscription Shares. In 2021 the Company opted to refund Mrs. Maskey, not issue the January 2021 Subscription Shares, and agreed to provide a refund in monthly payments. The January 2021 Related Party Investment Agreement was completed in February 2023.

BO2 Purchase Agreement

In July 2021, Fusemachines Nepal Private Limited entered into the BO2 Purchase Agreement with a related party, BO2, and Mr. Maskey. According to the terms of the BO2 Purchase Agreement, BO2 agreed to invest up to $964.2 thousand in Fusemachines Nepal Private Limited to support the development and growth of the business. (Refer to “Note 10 – Cumulative Mandatorily Redeemable Financial Instruments”). In addition, the BO2 Purchase Agreement also included terms and conditions of regulating the management and operation of Fusemachines Nepal Private Limited, their relationship with each other, certain aspects of the business and affairs of, and their dealings with, Fusemachines Nepal Private Limited and BO2’s exit from Fusemachines Nepal Private Limited. The BO2 Agreement required Fusemachines Nepal Private Limited to pay BO2 a one-time arrangement fee of 1.5% exclusive of value added tax (“VAT”) of the BO2’s total investment, and an annual monitoring fee. Fusemachines Nepal Private Limited incurred an initial arrangement fee of $13.7 thousand which was recorded as a reduction to cumulative mandatorily redeemable common and preferred stock liability in the consolidated balance sheet for the periods ended December 31, 2024, and December 31, 2023.Additionally, Fusemachines Nepal Private Limited incurred $5.2 thousand as an annual monitoring fee for the years ended December 31, 2024 and 2023.

Repurchase and Repayment of 2023 Promissory Notes

In January 2024, the Company repurchased 667,000 shares of its common stock from Mr. Maskey, at a price of $4.352 per share for a total of $2,902.7 thousand. Out of this amount, $902.7 thousand was applied towards repayment of Mr. Maskey’s 2023 Promissory Note including accrued interest and balance of the Repurchase Consideration amounting to $2,000.0 thousand that was paid in cash to Mr. Maskey (see “Note 16 – Stock-Based Compensation”).

January 2024 Related Party Pledge Agreement

In January 2024, Mr. Maskey entered into a pledge agreement (the “January 2024 Related Party Pledge Agreement”) with Consilium Extended Opportunities Fund, LP (“Consilium”). As per the terms of the January 2024 Related Party Pledge Agreement, Mr. Maskey agreed to assign a security interest to Consilium of 3,600,000 shares of common stock held by Mr. Maskey to fully secure the Company’s obligations under the January 2024 Convertible Notes (also see “Note 12 – Long-Term Debt”).

2024 Related Party Promissory Notes

During 2024, the Company entered into seven separate promissory notes with Sameer Maskey, the CEO of the Company for aggregate principal amount of $700.0 thousand (refer to “Note 12 – Long-Term Debt”).

CSLM Acquisition Corp [Member]
Related Parties

NOTE 5 - RELATED PARTY TRANSACTIONS

Founder Shares

In July 2021, the Sponsor purchased 4,743,750 shares of the Company’s Class B ordinary shares (the “Founder Shares”) for an aggregate purchase price of $25,000. The Founder Shares included an aggregate of up to 618,750 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s overallotment was not exercised in full or in part, so that the number of Founder Shares collectively represented approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering. In August 2021, the Sponsor transferred 50,000 founder shares to each of the Company’s independent director nominees. The Company will account for the transfer of founder shares under ASC 718-10-15-4 and record a compensation expense upon completion of a Business Combination.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share capitalization, share subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Administrative Services Agreement

The Company entered into a support services agreement, commencing on the effective date of the initial public offering, pursuant to which the Company will pay the Sponsor a total of $10,000 per month for office space, administrative and support services. The Sponsor has waived all payments under the support services agreement. The Company has recorded the waived payments as capital contributions from the Sponsor and has recorded $30,000 and $30,000 to the consolidated statements of operations for the three months ended September 30, 2025 and 2024, respectively, and $90,000 and $90,000 to the consolidated statements of operations for the nine months ended September 30, 2025 and 2024, respectively.

Promissory Note - Related Party

In July 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. On January 18, 2022, the Company repaid $206,313 for amounts outstanding under the Promissory Note balance, resulting in an overpayment of $25,000. The Company also made payments related to Sponsor invoices. These items are recorded within due from related party on the condensed balance sheet as of September 30, 2025 and December 31, 2024.

In February 2023, the Sponsor issued an unsecured promissory note to the Company (the “WC Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $1,500,000. The WC Promissory Note bears interest at a rate of 4.75% per annum and is payable on the earlier of the date by which the Company has to complete a business combination or the effective date of a business combination. On January 18, 2024, the Company issued an amended and restated promissory note (the “A&R WC Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $2,000,000. The A&R WC Promissory Note does not amend any other existing terms.

On February 4, 2025, the Company issued a third amended and restated promissory note (the “3rd A&R WC Promissory Note”) pursuant to which the Company may borrow up to an aggregate principal amount of $3,000,000. The 3rd A&R Promissory Note additionally includes a conversion feature whereby, notwithstanding the foregoing in the event of the Business Combination, the outstanding balance may be repaid at the Sponsor’s discretion, in cash or $1,491,000 of the principal and accrued and unpaid interest shall be converted into the Company’s Class A ordinary shares at a share price of four dollars ($4.00), the balance of which shall be payable in cash at the closing of the Business Combination.

The Company determined that the third amendment to the WC Promissory note is not considered a troubled debt restructuring and that the inclusion of a conversion feature is a substantive modification. As a result, the issuance of the 3rd A&R WC Promissory Note on February 4, 2025 is accounted for as a debt extinguishment in accordance with ASC 470-50, “Modification and Extinguishments”. During the three and nine months ended September 30, 2025, the Company recognized a loss on extinguishment of debt of $0 and $1,822,844, respectively, in the condensed consolidated statement of operations. Additionally, the Company determined that the 3rd A&R WC Promissory Note was issued at a substantial premium due to the inclusion of the conversion feature in accordance with ASC 470-20, “Debt with Conversion and Other Options”. During the three and nine months ended September 30, 2025, the Company recognized the substantial premium in excess of the principal and accrued interest of $0 and $1,822,844, respectively, in additional paid-in capital on the condensed consolidated balance sheets.

On May 23, 2025, the Company amended the 3rd A&R WC Promissory Note solely to increase the amount the Company may borrow from $3,000,000 to $4,000,000. All other provisions of the 3rd A&R WC Promissory Note remain the same.

As of September 30, 2025 and December 31, 2024, the Company had borrowed $3,665,000 and $2,750,000, respectively, and accrued interest of $242,207 and $129,630, respectively.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2,000,000 of such Working Capital Loans may be convertible into warrants, at a price of $1.00 per warrant, of the post Business Combination entity. If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The warrants would be identical to the Private Placement Warrants. As of September 30, 2025 and December 31, 2024, no Working Capital Loans were outstanding.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

In July 2021, the Sponsor purchased 4,743,750 shares of the Company’s Class B ordinary shares (the “Founder Shares”) for an aggregate purchase price of $25,000. The Founder Shares included an aggregate of up to 618,750 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s overallotment was not exercised in full or in part, so that the number of Founder Shares collectively represented approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriter’s overallotment option was exercised in full at the date of the Initial Public Offering. In August 2021, the Sponsor transferred 50,000 founder shares to each of the Company’s independent director nominees. The Company will account for the transfer of founder shares under ASC 718-10-15-4 and record a compensation expense upon completion of a Business Combination.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share capitalization, share subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Administrative Services Agreement

The Company entered into a support services agreement, commencing on the effective date of the initial public offering, pursuant to which the Company will pay the Sponsor a total of $10,000 per month for office space, administrative and support services. The Sponsor has waived all payments under the support services agreement. The Company has recorded the waived payments since the Initial Public Offering as capital contributions from the Sponsor, and has recorded $120,000 and $240,000 to the consolidated statements of operations for the year ended December 31, 2024 and 2023, respectively.

Promissory Note — Related Party

In July 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. On January 18, 2022, the Company repaid $206,313 for amounts outstanding under the Promissory Note balance, resulting in an overpayment of $25,000. The Company also made payments related to Sponsor invoices. These items are recorded within due from related party on the consolidated balance sheets as of December 31, 2024 and 2023.

In February 2023, the Sponsor issued an unsecured promissory note to the Company (the “WC Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $1,500,000. The WC Promissory Note bears interest at a rate of 4.75% per annum and is payable on the earlier of the date by which the

Company has to complete a business combination or the effective date of a business combination. On January 18, 2024, the Company issued an amended and restated promissory note (the “A&R WC Promissory Note”) to the Sponsor to increase the total borrowing base from $1,500,000 to $2,000,000. The A&R WC Promissory Note does not amend any other existing terms. On August 19, 2024, the Company issued a second amended and restated promissory note (the “2nd A&R WC Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $2,750,000. The 2nd A&R Promissory Note does not amend any other existing terms. As of December 31, 2024 and 2023, the Company drew an aggregate of $2,750,000 and $1,230,000, respectively, and has accrued $129,630 and $28,288 of interest on principal amounts outstanding, respectively.

On February 4, 2025, the Company issued a third amended and restated promissory note (the “3rd A&R WC Promissory Note”) pursuant to which the Company may borrow up to an aggregate principal amount of $3,000,000. The 3rd A&R Promissory Note additionally includes a conversion feature whereby, notwithstanding the foregoing in the event of the Business Combination, the outstanding balance may be repaid at the Sponsor’s discretion, in cash or $1,491,000 of the principal and accrued and unpaid interest shall be converted into the Company’s Class A ordinary shares at a share price of four dollars ($4.00), the balance of which shall be payable in cash at the closing of the Business Combination (see Note 10).

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2,000,000 of such Working Capital Loans may be convertible into warrants, at a price of $1.00 per warrant, of the post Business Combination entity. If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The warrants would be identical to the Private Placement Warrants. As of December 31, 2024 and 2023, no Working Capital Loans were outstanding.